Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Taxes on Income [Abstract]
Summary of reconciliation of taxes
	Year ended December 31,
	2 0 1 6	2 0 1 5	2 0 1 4
	(in thousands)
Net profit (loss) as reported in the statements of operations	$(252)	$42	$(264)
Statutory tax rate	25.0%	26.5%	26.5%
Income Tax under statutory tax rate	$(63)	$11	$(70)

Less full valuation allowance	63	(11)	70

Actual income tax	$-	$-	$-